Consolidated Statement of Profit or Loss and Other Comprehensive Income - ARS ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net revenue		$ 15,286,534,926	$ 9,874,443,208	$ 7,870,953,893
Cost of sales		(10,850,065,285)	(7,264,522,456)	(5,808,497,475)
Gross profit		4,436,469,641	2,609,920,752	2,062,456,418
Share of profit (loss) of associates			36,631,307	(105,140,743)
Selling and administrative expenses		(1,199,056,938)	(929,330,913)	(712,436,283)
Other gains and losses		78,650,541	123,851,396	50,076,831
Tax on debits and credits to bank accounts		(188,020,636)	(140,033,765)	(109,513,061)
FINANCE COSTS, NET
Exchange rate differences		(313,054,932)	(261,025,771)	(158,849,947)
Financial income		103,816,676	41,149,762	26,153,475
Financial expenses		(632,904,705)	(721,411,397)	(458,867,829)
Profit before tax		2,285,899,647	759,751,371	593,878,861
INCOME TAX EXPENSE
Current		(651,110,917)	(238,702,150)	(209,816,188)
Deferred		65,572,961	(19,032,175)	(32,542,926)
NET PROFIT FOR THE YEAR		1,700,361,691	502,017,046	351,519,747
Items to be reclassified through profit and loss:
Exchange differences on translating foreign operations		198,329,237	34,343,627	53,160,907
Cash flow hedges	[1]		(54,402,733)	56,310,034
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME		198,329,237	(20,059,106)	109,470,941
TOTAL COMPREHENSIVE INCOME		1,898,690,928	481,957,940	460,990,688
Net Profit (loss) for the year attributable to:
Owners of the Company		1,590,842,382	491,173,013	348,299,466
Non-controlling interests		109,519,309	10,844,033	3,220,281
NET PROFIT		1,700,361,691	502,017,046	351,519,747
Total comprehensive income (loss) attributable to:
Owners of the Company		1,691,993,604	471,113,907	457,770,407
Non-controlling interests		206,697,324	10,844,033	3,220,281
TOTAL COMPREHENSIVE INCOME		$ 1,898,690,928	$ 481,957,940	$ 460,990,688
Earnings per share (basic and diluted)		$ 2.790	$ 0.868	$ 0.615

[1]	Net of income tax effect (Note 24).